Schedule of digital assets held by lenders as collateral (Details) - Counterparty E [member]	9 Months Ended	12 Months Ended
	Sep. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Number of coins on loan	67.9793	67.9793
Fair Value		$ 1,492,892
Bitcoin (BTC) [member]
IfrsStatementLineItems [Line Items]
Number of coins on loan	67.9793	67.9793
Fair Value		$ 1,492,892